Property, Plant and Equipment (Details Textual) - HKD HKD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization, Nonproduction	HKD 7,245	HKD 6,839	HKD 5,745